Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 17,607	$ 60,899
Accounts Receivable	100,746	176,844
Prepaid expense	163,492	48,640
Inventory	685,854	681,709
Inventory deposits		141,164
Total Current Assets	967,699	1,109,256
Property and Equipment, net	900	5,266
OTHER ASSETS:
Lease Deposit		6,841
Investment
Total Other Assets		6,841
TOTAL ASSETS	968,599	1,121,363
CURRENT LIABILITIES:
Accounts payable and accrued expense	1,032,264	540,168
Accrued Interest – Convertible Debenture – Related Party	203,972	603,471
Loan – Officer - Related party	10,373	4,526
Loan – Working Capital	3,879,428	4,672,096
Loans - Nonrelated parties	12,939	15,649
Total Current Liabilities	5,138,976	5,835,910
Convertible Debenture –Related party		297,890
TOTAL LIABILITIES	5,138,976	6,133,800
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 376,501, and 0 issued and outstanding, respectively at December 31, 2021 and December 31, 2020
Preferred Shares A	100
Preferred Shares B	277
Common Stock, $0.001 par value; 600,000,000 shares authorized; 1,597,370 and 910,100 issued and outstanding, respectively at December 31, 2021 and December 31, 2020	1,597	910
Additional paid in capital	22,797,306	15,857,366
Accumulated deficit	(26,969,657)	(20,870,713)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(4,170,377)	(5,012,437)	$ (2,947,016)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 968,599	$ 1,121,363